SUMMARY OF SIGNIFICANT POLICIES - Schedule of Intangible Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
AGM domain name [Member]
Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%	0.00%
Useful life	10 years	10 years
Software [Member]
Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%	0.00%
Useful life	5 years	5 years